CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 132	$ (27,158)	$ (30,264)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	1,208	2,202	2,654
Net loss (gain) on disposal of assets	(62)	180	219
Loss (gain) on Cumulative Translation Adjustment recognition from liquidation of subsidiaries	(38)		121
Gain on release of tax liability due to expiration of the statute of limitations	(3,272)	(7,747)	(992)
Equity income (loss) of associates	(984)	13,954	8,878
Investment impairment	5,336	16,347	3,947
Gain on sale of short- term investment	(83)	(1,529)
Stock-based compensation expense	2,238	1,546	2,289
Provision for doubtful accounts receivable	1,564	79	49
Loan impairment (recovery), net		(538)	2,788
Deferred income taxes	771	1,030	(424)
Changes in operating assets and liabilities
Accounts receivable	(1,966)	(1,491)	6,332
Inventories and deferred costs	(190)	35,973	36,859
Prepaids and other assets	2,821	1,558	(772)
Accounts payable	7,393	(12,233)	6,415
Income taxes payable	(751)	3,369	(3,390)
Customer advances	(1,054)	(17,352)	(25,759)
Deferred revenue	(10,556)	(18,610)	(18,788)
Other liabilities	3,225	(1,216)	(5,774)
Net cash provided by (used in) operating activities	5,732	(11,636)	(15,612)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property, plant and equipment	(1,527)	(917)	(1,298)
Payment on divestitures			(804)
Net proceeds from sales of property, plant and equipment	85
Change in restricted cash	1,322	707	(3,526)
Purchase of investments	(300)	(1,670)	(1,080)
Proceeds from sale of investments	7,683	16,228	932
Proceeds from sale of short-term investments		3,076
Net cash provided by (used in) investing activities	7,263	17,424	(5,776)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary shares		39	5,340
Acquisition of non-controlling interests	(304)
Repurchase of ordinary shares	(4,096)	(3,695)	(10,308)
Net cash used in financing activities	(4,400)	(3,656)	(4,968)
Effect of exchange rate changes on cash and cash equivalents	(1,723)	(2,906)	(3,593)
Net increase (decrease) in cash and cash equivalents	6,872	(774)	(29,949)
Cash and cash equivalents at beginning of year	77,050	77,824	107,773
Cash and cash equivalents at end of year	83,922	77,050	77,824
Cash paid (Recovered):
Interest	55	76	88
Income taxes	$ 3,311	$ (363)	5,100
Non-cash investing activities
Accrual for purchase of property, plant and equipment			13
Disposal of short-term investments through exchange of equity investment			1,826
Acquisition of short-term investments through exchange of equity investment			$ (1,826)